Operating costs - Exceptional operating items (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Staff costs
Guaranteed minimum pension equalisation charge	£ 1,795	£ 1,586	£ 1,404
Other external charges	2,597	1,978	2,044
Other operating income	(14)	(26)	(93)
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	828	447	1,839
Total exceptional operating items	18,039	15,422	15,560
Total exceptional items
Staff costs
Guaranteed minimum pension equalisation charge	0	5	0
Other external charges	52	13	95
Other operating income	0	(3)	(83)
Depreciation, amortisation and impairment
Brand, goodwill, tangible and other assets impairment	336	0	1,345
Total exceptional operating items	£ 388	£ 15	£ 1,357